JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

January 12, 2024

U.S. Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:	ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on January 8, 2024 (Accession No. 0001999371-24-000230) for the T-Rex 2X Inverse Alphabet Daily Target ETF, T-Rex 2X Long Alphabet Daily Target ETF, T-Rex 2X Inverse Apple Daily Target ETF, T-Rex 2X Long Apple Daily Target ETF, T-Rex 2X Inverse Microsoft Daily Target ETF and T-Rex 2X Long Microsoft Daily Target ETF, each a portfolio series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively

On behalf of Practus, LLP